INTEREST AND FINANCE COSTS	12 Months Ended
Dec. 31, 2021
INTEREST AND FINANCE COSTS
INTEREST AND FINANCE COSTS

20.INTEREST AND FINANCE COSTS

	2021	2020
Accretion on Camino Rojo project loan (note 12)	$—	$2,860
Accretion on Newmont loan (note 13)	1,382	1,295
Accretion on site closure provisions (note 16)	223	—
Interest expense on leases (note 15)	32	7
Interest income	(140)	(267)
Interest on IVA refunds	(203)	—
Other	2	—
	$1,296	$3,895

On December 1, 2020, we ceased expensing and commenced capitalizing the accretion on the Camino Rojo project loan.